UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 34.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.5%
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(2)	975	$984,064
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(2)	494	498,977

		$1,483,041

Automotive — 1.0%
Allison Transmission, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022	233	$235,427
Belron Finance US, LLC
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	75	75,984
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	283	285,108
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	174	176,955
FCA US, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	216	216,709
Federal-Mogul Holdings Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	517	521,502
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019	383	385,365
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	74	75,018
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	124	125,220
Tower Automotive Holdings USA, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	517	520,603
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024	102	102,897

		$2,720,788

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	340	$311,437
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(3)	50	50,281

		$361,718

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	103	$103,529
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021	213	213,360
Salient Partners L.P.
Term Loan, 10.06%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	131	127,131

		$444,020

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Building and Development — 0.8%
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	125	$125,661
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	391	395,490
DTZ U.S. Borrower, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	512	513,499
Ply Gem Industries, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021	249	251,445
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	433	435,667
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	398	396,402
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	125	126,133

		$2,244,297

Business Equipment and Services — 3.9%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	531	$463,277
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	122	121,982
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	1,166	1,174,114
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	1,045	1,051,047
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	246	249,732
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	224	225,274
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	200	201,500
Education Management, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(4)	67	31,992
Term Loan, 13.00%, (3 mo. USD Prime + 8.50%), Maturing July 2, 2020(4)(6)	152	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	544	549,213
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	104	104,325
First Data Corporation
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	481	484,508
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	319	321,853
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024	249	250,934
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021	434	440,249
Information Resources, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	174	175,153
ION Trading Technologies S.a.r.l.
Term Loan, 4.40%, (2 mo. USD LIBOR + 2.75%), Maturing November 30, 2024	350	350,437
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	173	174,701

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		349	$352,242
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		1,040	1,049,965
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		125	125,781
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		392	393,237
PGX Holdings, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		335	327,905
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		297	300,230
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		200	202,077
Spin Holdco, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		614	620,146
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	200	249,726
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		149	150,183
Vantiv, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 14, 2023		81	81,765
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		200	201,556
West Corporation
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		175	177,187

			$10,602,291

Cable and Satellite Television — 1.6%
Charter Communications Operating, LLC
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		550	$554,039
CSC Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		456	457,853
Term Loan, 4.14%, (3 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		200	201,542
MCC Iowa, LLC
Term Loan, 3.47%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		167	168,314
Numericable Group S.A.
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		323	311,541
Radiate Holdco, LLC
Term Loan, Maturing February 1, 2024(3)		175	175,561
Telenet Financing USD, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		50	50,391
Unitymedia Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		150	150,703
UPC Financing Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		450	452,906
Virgin Media Bristol, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		1,275	1,283,652
Ziggo Secured Finance Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		625	625,502

			$4,432,004

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 1.5%
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(2)		100	$100,557
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		368	370,505
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		336	339,334
Term Loan - Second Lien, 9.32%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		100	100,292
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		362	364,753
H.B. Fuller Company
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		324	327,137
Ineos US Finance, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		525	528,363
Kraton Polymers, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		95	96,067
MacDermid, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		258	259,860
PolyOne Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		98	98,919
PQ Corporation
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		222	223,133
Term Loan, Maturing February 8, 2025(3)		125	126,138
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	169	211,392
Spectrum Plastics Group, Inc.
Term Loan, Maturing January 17, 2025(3)		11	11,363
Term Loan, Maturing January 17, 2025(3)		114	114,887
Tata Chemicals North America, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		161	161,580
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		159	160,487
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		366	370,354
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		200	201,495

			$4,166,616

Conglomerates — 0.1%
Spectrum Brands, Inc.
Term Loan, 3.56%, (USD LIBOR + 2.00%), Maturing June 23, 2022(2)		324	$325,497

			$325,497

Containers and Glass Products — 0.5%
BWAY Holding Company
Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing April 3, 2024(2)		239	$241,593
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		249	251,349
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	278	345,350

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Pelican Products, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020	417	$420,281

		$1,258,573

Cosmetics/Toiletries — 0.2%
Galleria Co.
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	324	$327,430
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	246	248,551

		$575,981

Drugs — 1.4%
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021	71	$71,864
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	629	631,766
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	266	271,235
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	771	774,338
Horizon Pharma, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	564	567,631
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	643	642,318
PharMerica Corporation
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	125	126,380
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	673	683,773

		$3,769,305

Ecological Services and Equipment — 0.3%
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	100	$101,375
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	459	468,980
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	148	149,236

		$719,591

Electronics/Electrical — 3.6%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	424	$426,918
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	30	29,453
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	349	353,107
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	333	335,535
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	118	117,319
CommScope, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	124	125,122
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	185	187,505

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	150	$152,719
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	604	611,675
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	223	224,838
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	100	100,997
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	75	75,938
Flexera Software, LLC
Term Loan, Maturing January 23, 2025(3)	25	25,255
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	820	826,994
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023	125	126,035
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	99	100,571
Infoblox, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	146	147,486
Informatica Corporation
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	355	357,600
Lattice Semiconductor Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	88	88,860
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	875	875,322
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	26	25,900
MTS Systems Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	237	238,956
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	121	122,150
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	198	200,166
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	174	174,912
SkillSoft Corporation
Term Loan, 6.32%, (USD LIBOR + 4.75%), Maturing April 28, 2021(2)	680	666,518
Southwire Company
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.50%), Maturing February 10, 2021	392	394,360
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	4	4,120
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	264	265,448
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	299	300,739
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	224	224,508
Tibco Software, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	149	149,936
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	321	323,866
VeriFone, Inc.
Term Loan, 6.25%, (3 mo. USD Prime + 1.75%), Maturing July 8, 2021	483	484,913

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	418	$420,961
Wall Street Systems Delaware, Inc.
Term Loan, 4.65%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	125	125,495
Western Digital Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	414	417,220

		$9,829,417

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	746	$746,050
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	425	429,051
Flying Fortress, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 30, 2022	500	504,479

		$1,679,580

Financial Intermediaries — 1.5%
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	408	$410,462
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	658	664,958
Clipper Acquisitions Corp.
Term Loan, 3.62%, (2 mo. USD LIBOR + 2.00%), Maturing December 11, 2024	175	175,602
Donnelley Financial Solutions, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	49	49,057
EIG Management Company, LLC
Term Loan, Maturing January 30, 2025(3)	50	49,813
FinCo I, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	199	202,299
Focus Financial Partners, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	175	176,254
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	172	174,706
Greenhill & Co., Inc.
Term Loan, 5.29%, (USD LIBOR + 3.75%), Maturing October 12, 2022(2)	150	150,937
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	210	211,854
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(2)	249	250,462
NXT Capital, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	396	403,425
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	470	475,540
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	119	120,363
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020	571	568,951

		$4,084,683

Food Products — 1.0%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	374	$370,228

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Blue Buffalo Company Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024	149	$150,556
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	120	102,000
High Liner Foods Incorporated
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	134	135,303
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	212	214,025
Jacobs Douwe Egberts International B.V.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	320	321,809
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	1,092	1,086,803
Nomad Foods Europe Midco Limited
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	100	100,563
Post Holdings, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024	274	275,378

		$2,756,665

Food Service — 0.2%
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025	150	$151,406
Arby’s Restaurant Group, Inc.
Term Loan, Maturing February 5, 2025(3)	125	126,582
Pizza Hut Holdings, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023	173	174,504

		$452,492

Food/Drug Retailers — 0.4%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	228	$226,674
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	492	489,365
Diplomat Pharmacy, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing December 12, 2024	100	101,000
General Nutrition Centers, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019	216	194,437

		$1,011,476

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	173	$175,837

		$175,837

Health Care — 3.6%
ADMI Corp.
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	245	$248,102
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	159	159,816
Alliance Healthcare Services, Inc.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing October 24, 2023(2)	125	125,313
Avantor, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	200	202,906
Beaver-Visitec International, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	148	148,866

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)	443	$448,672
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	362	358,116
Concentra, Inc.
Term Loan, Maturing June 1, 2022(3)	50	50,625
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024	325	329,875
DaVita HealthCare Partners, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	531	538,180
DJO Finance, LLC
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	390	386,344
Envision Healthcare Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	1,312	1,319,155
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	99	99,494
Greatbatch Ltd.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	146	147,194
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	73	73,065
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	125	126,133
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	727	731,953
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	498	499,106
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	295	297,409
Term Loan - Second Lien, 9.94%, (1 week USD LIBOR + 8.25%), Maturing August 18, 2025	50	50,750
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	146	138,115
MMM Holdings, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	84	81,484
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	396	399,259
MSO of Puerto Rico, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	61	59,238
Navicure, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	100	100,625
New Millennium HoldCo, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	87	32,892
Opal Acquisition, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	289	279,351
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	531	535,339
Parexel International Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	399	402,242
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	573	577,292
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	224	226,051
Select Medical Corporation
Term Loan, 5.21%, (USD LIBOR + 3.50%), Maturing March 1, 2021(2)	248	250,681

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Surgery Center Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		150	$148,549
Tecomet, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		124	126,046
U.S. Anesthesia Partners, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		174	174,468

			$9,872,706

Home Furnishings — 0.3%
Serta Simmons Bedding, LLC
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		792	$775,240

			$775,240

Industrial Equipment — 1.0%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		520	$521,844
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		321	324,687
Dragon Merger Sub, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		125	126,168
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		690	698,383
Gardner Denver, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		200	200,775
Gates Global, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		371	374,605
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		148	150,717
Tank Holding Corp.
Term Loan, 5.93%, (USD LIBOR + 4.25%), Maturing March 16, 2022(2)		131	132,201
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	175	219,521

			$2,748,901

Insurance — 0.8%
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		950	$958,049
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		432	435,540
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		163	163,039
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		100	100,553
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(3)		175	176,006
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		399	401,411

			$2,234,598

Leisure Goods/Activities/Movies — 1.2%
AMC Entertainment, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		391	$392,846
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		99	99,433
Ancestry.com Operations, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		124	124,867

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bombardier Recreational Products, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023	813	$822,535
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	193	193,106
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024	269	271,613
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	110	110,627
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	174	175,812
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	45	45,017
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	345	348,883
SRAM, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	269	269,917
Steinway Musical Instruments, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	347	347,363

		$3,202,019

Lodging and Casinos — 1.2%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	630	$635,816
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	244	246,240
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	100	100,828
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	348	351,352
Golden Nugget, Inc.
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing October 4, 2023(2)	124	125,983
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	75	75,586
Hilton Worldwide Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	842	849,455
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	368	371,595
Playa Resorts Holding B.V.
Term Loan, 5.00%, (USD LIBOR + 3.25%), Maturing April 5, 2024(2)	349	351,519
VICI Properties 1, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 20, 2024	250	252,257

		$3,360,631

Nonferrous Metals/Minerals — 0.4%
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022	275	$279,011
Global Brass & Copper, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	148	149,606
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	354	322,577
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(4)(5)	5	3,090
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(6)	80	8,738

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 14, 2022	100	$101,375
Term Loan - Second Lien, 9.07%, (1 mo. USD LIBOR + 7.50%), Maturing December 14, 2023	125	126,875

		$991,272

Oil and Gas — 1.3%
Ameriforge Group, Inc.
Term Loan, 10.69%, (9.69% (3 mo. USD LIBOR + 8.00%) Cash, 1.00% PIK), Maturing June 8, 2022	78	$83,893
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	124	125,593
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	229	233,020
CITGO Holding, Inc.
Term Loan, 10.19%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	122	122,196
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	158	159,152
Fieldwood Energy, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	196	193,180
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	150	151,308
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	100	100,938
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	1,056	1,062,218
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(4)(6)	1	0
Term Loan, 7.73%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.73% PIK)), Maturing July 18, 2022	9	8,020
PSC Industrial Holdings Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	125	125,625
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	248	216,921
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	27	24,012
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	73	64,385
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	526	462,845
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17	14,577
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	28	23,866
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	210	180,109
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	250	250,547

		$3,602,405

Packaging & Containers — 0.0%(7)
Crown Holdings, Inc.
Term Loan, Maturing January 3, 2025(3)	100	$101,295

		$101,295

Publishing — 0.6%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	175	$175,599

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Getty Images, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	535	$508,255
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	198	201,017
LSC Communications, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	188	188,789
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	109	110,741
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	318	322,104
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	143	140,362

		$1,646,867

Radio and Television — 0.8%
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	196	$197,192
Cumulus Media Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	696	600,978
Entravision Communications Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	175	175,763
Hubbard Radio, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	87	88,284
iHeartCommunications, Inc.
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	450	344,625
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	175	175,108
Sinclair Television Group, Inc.
Term Loan, Maturing December 12, 2024(3)	450	454,590

		$2,036,540

Retailers (Except Food and Drug) — 1.2%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	273	$245,032
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	249	250,591
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	174	174,234
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	357	360,217
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	368	330,000
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	363	349,513
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	150	152,707
Go Wireless, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.50%), Maturing December 20, 2024	125	125,469
J. Crew Group, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(4)	529	328,906
LSF9 Atlantis Holdings, LLC
Term Loan, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	173	174,144

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Men’s Wearhouse, Inc. (The)
Term Loan, 5.09%, (USD LIBOR + 3.50%), Maturing June 18, 2021(2)	144	$145,258
Michaels Stores, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	205	207,132
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	97	91,675
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	100	99,711
Vivid Seats Ltd.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	174	174,397

		$3,208,986

Steel — 0.2%
Atkore International, Inc.
Term Loan, Maturing December 22, 2023(3)	250	$251,875
Neenah Foundry Company
Term Loan, 8.11%, (USD LIBOR + 6.50%), Maturing December 13, 2022(2)	125	124,375
Phoenix Services International, LLC
Term Loan, Maturing January 26, 2025(3)	125	124,375
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	151	152,521

		$653,146

Surface Transport — 0.1%
PODS, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	100	$100,872
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	265	252,446

		$353,318

Telecommunications — 1.6%
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	825	$814,172
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	125	123,085
Digicel International Finance Limited
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	125	125,648
Epicor Software
Term Loan, Maturing June 1, 2022(3)	25	25,203
Frontier Communications Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	249	244,552
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	221	224,921
Intelsat Jackson Holdings S.A.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024	250	253,711
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	340	338,673
Mitel Networks Corporation
Term Loan, 5.40%, (2 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	75	75,826
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	124	111,656
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	620	622,542

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	237	$235,720
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	328	326,707
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	889	895,068

		$4,417,484

Utilities — 0.8%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	169	$170,079
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	879	884,341
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	21	21,385
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	465	472,032
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	207	196,535
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	17	17,540
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	274	276,239
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	97	96,133

		$2,134,284

Total Senior Floating-Rate Loans (identified cost $94,776,214)		$94,433,564

Corporate Bonds & Notes — 21.6%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc.
6.50%, 5/15/25	1,000	$1,030,000

		$1,030,000

Automotive — 0.5%
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(8)	375	$392,813
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(8)	1,000	1,105,000

		$1,497,813

Building and Development — 0.8%
Builders FirstSource, Inc.
5.625%, 9/1/24(8)	1,000	$1,050,000
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(8)	500	511,250
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	675	710,437

Security	Principal Amount* (000’s omitted)	Value
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23(9)	7	$7,427

		$2,279,114

Business Equipment and Services — 1.2%
EIG Investors Corp.
10.875%, 2/1/24	960	$1,070,400
First Data Corp.
7.00%, 12/1/23(8)	1,000	1,055,630
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(8)	41	45,459
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,000	1,090,000

		$3,261,489

Cable and Satellite Television — 1.5%
Cablevision Systems Corp.
8.00%, 4/15/20	1,000	$1,076,250
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.50%, 5/1/26(8)	1,000	1,022,500
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(8)	1,000	1,006,870
SFR Group S.A.
6.00%, 5/15/22(8)	1,000	979,350

		$4,084,970

Conglomerates — 0.2%
TMS International Corp.
7.25%, 8/15/25(8)	625	$657,813

		$657,813

Containers and Glass Products — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.25%, 5/15/24(8)	1,010	$1,089,234
BWAY Holding Co.
5.50%, 4/15/24(8)	1,000	1,038,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(8)	985	1,049,641

		$3,177,625

Distribution & Wholesale — 0.3%
American Tire Distributors, Inc.
10.25%, 3/1/22(8)	750	$780,000

		$780,000

Drugs — 0.5%
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(8)	500	$501,250
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23(8)	755	683,652
9.00%, 12/15/25(8)	120	123,563

		$1,308,465

Security	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.4%
Covanta Holding Corp.
5.875%, 7/1/25		1,000	$1,020,000

			$1,020,000

Electric Utilities — 0.3%
NRG Yield Operating, LLC
5.00%, 9/15/26		810	$818,100

			$818,100

Electronics/Electrical — 0.8%
Infor (US), Inc.
6.50%, 5/15/22		1,000	$1,036,250
Western Digital Corp.
10.50%, 4/1/24		1,000	1,171,750

			$2,208,000

Energy — 0.0%(7)
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23(8)		75	$76,577
5.50%, 2/15/26(8)		40	40,938

			$117,515

Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22(8)		645	$665,963

			$665,963

Financial Services — 0.4%
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)		1,000	$1,126,250

			$1,126,250

Food Products — 0.8%
Dean Foods Co.
6.50%, 3/15/23(8)		635	$630,237
Dole Food Co., Inc.
7.25%, 6/15/25(8)		250	266,875
Iceland Bondco PLC
4.772%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(10)	GBP	62	87,488
Post Holdings, Inc.
5.625%, 1/15/28(8)		120	119,742
TreeHouse Foods, Inc.
6.00%, 2/15/24(8)		1,000	1,041,250

			$2,145,592

Health Care — 2.5%
HCA Healthcare, Inc.
6.25%, 2/15/21		1,000	$1,068,750
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)		600	654,000
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(8)		1,500	1,558,125
12.50%, 11/1/21(8)		525	601,781

Security	Principal Amount* (000’s omitted)	Value
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)	1,000	$1,076,250
Polaris Intermediate Corp.
8.50%, 12/1/22(8)(11)	1,000	1,043,750
WellCare Health Plans, Inc.
5.25%, 4/1/25	750	785,025

		$6,787,681

Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)	1,000	$1,057,500
Ardonagh Midco 3 PLC
8.625%, 7/15/23(8)	200	208,000

		$1,265,500

Internet Software & Services — 0.4%
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	1,010	$970,863

		$970,863

Leisure Goods/Activities/Movies — 0.7%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	2,000	$1,963,500
Viking Cruises, Ltd.
5.875%, 9/15/27(8)	55	55,412

		$2,018,912

Lodging and Casinos — 1.5%
CRC Escrow Issuer, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)	1,000	$995,110
Golden Nugget, Inc.
8.75%, 10/1/25(8)	1,000	1,070,000
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	55	54,883
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	1,000	1,010,500
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22(8)	1,000	1,115,000

		$4,245,493

Metals/Mining — 0.4%
Teck Resources, Ltd.
8.50%, 6/1/24(8)	1,000	$1,131,250

		$1,131,250

Nonferrous Metals/Minerals — 0.9%
Eldorado Gold Corp.
6.125%, 12/15/20(8)	1,000	$985,000
First Quantum Minerals, Ltd.
7.25%, 4/1/23(8)	1,000	1,061,250
New Gold, Inc.
6.25%, 11/15/22(8)	500	513,750

		$2,560,000

Security	Principal Amount* (000’s omitted)	Value
Oil and Gas — 2.3%
Ensco PLC
7.75%, 2/1/26	100	$99,687
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(8)	1,000	1,057,500
Matador Resources Co.
6.875%, 4/15/23	1,000	1,055,000
Oasis Petroleum, Inc.
6.875%, 1/15/23	1,000	1,033,750
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(8)	1,000	1,057,500
Whiting Petroleum Corp.
6.625%, 1/15/26(8)	1,000	1,025,000
WildHorse Resource Development Corp.
6.875%, 2/1/25	1,000	1,037,500

		$6,365,937

Packaging & Containers — 0.1%
ARD Securities Finance S.a.r.l.
8.75%, 1/31/23(8)(11)	200	$207,500

		$207,500

Publishing — 0.4%
Laureate Education, Inc.
8.25%, 5/1/25(8)	975	$1,048,125

		$1,048,125

Radio and Television — 0.2%
CBS Radio, Inc.
7.25%, 11/1/24(8)	400	$422,000

		$422,000

Retailers (Except Food and Drug) — 0.1%
Party City Holdings, Inc.
6.125%, 8/15/23(8)	300	$309,375

		$309,375

Surface Transport — 0.4%
Debt and Asset Trading Corp.
1.00%, 10/10/25(12)	1,060	$763,948
Park Aerospace Holdings, Ltd.
5.50%, 2/15/24(8)	350	347,156

		$1,111,104

Technology — 0.4%
Dell International, LLC/EMC Corp.
7.125%, 6/15/24(8)	895	$978,107

		$978,107

Telecommunications — 1.2%
CenturyLink, Inc.
7.50%, 4/1/24	595	$600,950
Hughes Satellite Systems Corp.
6.625%, 8/1/26	1,000	1,060,000

Security	Principal Amount* (000’s omitted)		Value
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		500	$440,625
Sprint Capital Corp.
6.875%, 11/15/28		225	233,156
Sprint Communications, Inc.
6.00%, 11/15/22		25	25,000
Sprint Corp.
7.875%, 9/15/23		750	794,063

			$3,153,794

Utilities — 0.1%
AES Corp. (The)
5.50%, 4/15/25		15	$15,675
Calpine Corp.
5.25%, 6/1/26(8)		75	73,875
TerraForm Power Operating, LLC
4.25%, 1/31/23(8)		45	44,606
5.00%, 1/31/28(8)		70	69,125

			$203,281

Total Corporate Bonds & Notes (identified cost $58,484,139)			$58,957,631

Foreign Corporate Bonds — 0.2%
Security	Principal Amount (000’s omitted)		Value
India — 0.2%
Export-Import Bank of India
3.375%, 8/5/26(12)		$625	$604,625

Total Foreign Corporate Bonds (identified cost $614,453)			$604,625

Foreign Government Securities — 9.0%
Security	Principal Amount* (000’s omitted)		Value
Albania — 0.8%
Republic of Albania
5.75%, 11/12/20(12)	EUR	1,540	$2,150,507

Total Albania			$2,150,507

Armenia — 0.5%
Republic of Armenia
7.15%, 3/26/25(12)		1,050	$1,206,870

Total Armenia			$1,206,870

Security	Principal Amount* (000’s omitted)		Value
Bahamas — 0.7%
Commonwealth of Bahamas
5.75%, 1/16/24(12)		1,800	$1,901,169

Total Bahamas			$1,901,169

Barbados — 0.3%
Barbados Government International Bond
6.625%, 12/5/35(12)		855	$644,456
7.25%, 12/15/21(12)		300	264,000

Total Barbados			$908,456

Belarus — 0.2%
Republic of Belarus
6.875%, 2/28/23(12)		200	$220,624
7.625%, 6/29/27(12)		200	233,260

Total Belarus			$453,884

Cyprus — 0.2%
Republic of Cyprus
4.25%, 11/4/25(12)	EUR	450	$653,767

Total Cyprus			$653,767

Dominican Republic — 0.5%
Dominican Republic International Bond
8.625%, 4/20/27(12)		1,129	$1,383,025

Total Dominican Republic			$1,383,025

Ecuador — 0.1%
Republic of Ecuador
7.95%, 6/20/24(12)		200	$212,250

Total Ecuador			$212,250

Egypt — 0.2%
Egypt Government International Bond
6.125%, 1/31/22(12)		400	$424,272

Total Egypt			$424,272

El Salvador — 0.8%
Republic of El Salvador
6.375%, 1/18/27(12)		1,508	$1,547,585
8.25%, 4/10/32(12)		182	212,485
8.625%, 2/28/29(12)		418	493,240

Total El Salvador			$2,253,310

Fiji — 0.3%
Republic of Fiji
6.625%, 10/2/20(12)		929	$926,198

Total Fiji			$926,198

Georgia — 0.3%
Republic of Georgia
6.875%, 4/12/21(12)		700	$768,600

Total Georgia			$768,600

Security	Principal Amount* (000’s omitted)		Value
Honduras — 0.6%
Honduras Government International Bond
6.25%, 1/19/27(12)		150	$161,817
8.75%, 12/16/20(12)		1,202	1,359,102

Total Honduras			$1,520,919

Macedonia — 0.8%
Republic of Macedonia
2.75%, 1/18/25(12)	EUR	100	$125,630
3.975%, 7/24/21(12)	EUR	1,164	1,569,889
4.875%, 12/1/20(12)	EUR	425	585,173

Total Macedonia			$2,280,692

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		350	$367,927

Total Poland			$367,927

Rwanda — 0.6%
Republic of Rwanda
6.625%, 5/2/23(12)		1,550	$1,632,824

Total Rwanda			$1,632,824

Serbia — 0.4%
Republic of Serbia
4.875%, 2/25/20(12)		1,150	$1,188,517

Total Serbia			$1,188,517

Seychelles — 0.4%
Republic of Seychelles
8.00%, 1/1/26(12)		1,112	$1,171,143

Total Seychelles			$1,171,143

Sri Lanka — 0.7%
Republic of Sri Lanka
6.125%, 6/3/25(12)		800	$844,135
6.85%, 11/3/25(12)		1,000	1,096,267

Total Sri Lanka			$1,940,402

Suriname — 0.3%
Republic of Suriname
9.25%, 10/26/26(12)		718	$761,080

Total Suriname			$761,080

Ukraine — 0.2%
Ukraine Government International Bond
7.75%, 9/1/20(12)		360	$388,350

Total Ukraine			$388,350

Total Foreign Government Securities (identified cost $23,070,235)			$24,494,162

Sovereign Loans — 1.0%
Borrower	Principal Amount (000’s omitted)	Value
Barbados — 0.3%
Government of Barbados
Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(10)(13)	$800	$795,342

Total Barbados		$795,342

Kenya — 0.0%(7)
Government of Kenya
Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(10)	$100	$100,000

Total Kenya		$100,000

Tanzania — 0.7%
Government of the United Republic of Tanzania
Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$1,900	$1,936,737

Total Tanzania		$1,936,737

Total Sovereign Loans (identified cost $2,791,766)		$2,832,079

Mortgage Pass-Throughs — 11.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.856%, (COF + 1.25%), with maturity at 2035(14)	$1,665	$1,717,133
6.00%, with various maturities to 2029	1,395	1,541,600
6.15%, with maturity at 2027	415	457,995
6.50%, with maturity at 2032	1,255	1,402,615
7.00%, with various maturities to 2036	2,317	2,635,839
7.50%, with maturity at 2024	645	699,656
8.00%, with maturity at 2034	973	1,114,351
8.50%, with maturity at 2031	754	861,001
9.00%, with maturity at 2031	102	116,697
9.50%, with maturity at 2022	15	15,838

		$10,562,725

Federal National Mortgage Association:
3.043%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(14)	$496	$510,472
5.00%, with various maturities to 2040	2,170	2,337,474
5.50%, with various maturities to 2033	1,542	1,691,493
6.00%, with maturity at 2023	825	882,662
6.32%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(14)	640	692,074
6.50%, with various maturities to 2036	3,095	3,442,988
7.00%, with various maturities to 2037	1,526	1,716,794
7.50%, with maturity at 2035	2,387	2,700,284
8.00%, with various maturities to 2034	551	620,635
10.00%, with various maturities to 2031	65	70,828

		$14,665,704

Government National Mortgage Association:
4.50%, with maturity at 2047	$2,970	$3,117,811
7.50%, with maturity at 2025	956	1,042,858

Security	Principal Amount (000’s omitted)	Value
8.00%, with maturity at 2034	$1,332	$1,525,711
9.50%, with maturity at 2025	46	49,801

		$5,736,181

Total Mortgage Pass-Throughs (identified cost $30,336,932)		$30,964,610

Collateralized Mortgage Obligations — 24.8%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$655	$716,929
Series 2167, Class BZ, 7.00%, 6/15/29	533	592,988
Series 2182, Class ZB, 8.00%, 9/15/29	957	1,097,828
Series 2631, (Interest Only), Class DS, 5.541%, (7.10% - 1 mo. USD LIBOR), 6/15/33(15)(16)	1,189	175,686
Series 2770, (Interest Only), Class SH, 5.541%, (7.10% - 1 mo. USD LIBOR), 3/15/34(15)(16)	1,566	281,655
Series 2981, (Interest Only), Class CS, 5.161%, (6.72% - 1 mo. USD LIBOR), 5/15/35(15)(16)	921	129,014
Series 3114, (Interest Only), Class TS, 5.091%, (6.65% - 1 mo. USD LIBOR), 9/15/30(15)(16)	2,324	276,697
Series 3309, (Principal Only), Class DO, 0.00%, 4/15/37(17)	1,376	1,191,642
Series 3339, (Interest Only), Class JI, 5.031%, (6.59% - 1 mo. USD LIBOR), 7/15/37(15)(16)	2,604	421,485
Series 4109, (Interest Only), Class ES, 4.591%, (6.15% - 1 mo. USD LIBOR), 12/15/41(15)(16)	35	5,723
Series 4121, (Interest Only), Class IM, 4.00%, 10/15/39(16)	3,549	360,080
Series 4163, (Interest Only), Class GS, 4.641%, (6.20% - 1 mo. USD LIBOR), 11/15/32(15)(16)	4,344	749,061
Series 4169, (Interest Only), Class AS, 4.691%, (6.25% - 1 mo. USD LIBOR), 2/15/33(15)(16)	2,486	360,483
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(16)	2,184	182,818
Series 4203, (Interest Only), Class QS, 4.691%, (6.25% - 1 mo. USD LIBOR), 5/15/43(15)(16)	2,670	368,299
Series 4212, (Interest Only), Class SA, 4.641%, (6.20% - 1 mo. USD LIBOR), 7/15/38(15)(16)	4,144	389,228
Series 4273, Class PU, 4.00%, 11/15/43	420	423,089
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(16)	1,196	199,072
Series 4337, Class YT, 3.50%, 4/15/49	2,072	2,060,819
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(16)	1,632	238,992
Series 4416, Class SU, 5.465%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(15)	1,282	1,114,257
Series 4452, Class ZJ, 3.00%, 11/15/44	1,070	957,229
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(17)	886	738,000
Series 4497, (Interest Only), Class CS, 4.641%, (6.20% - 1 mo. USD LIBOR), 9/15/44(15)(16)	3,770	732,746
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(16)	3,880	709,529
Series 4535, (Interest Only), Class JS, 4.541%, (6.10% - 1 mo. USD LIBOR), 11/15/43(15)(16)	4,556	661,822
Series 4548, (Interest Only), Class JS, 4.541%, (6.10% - 1 mo. USD LIBOR), 9/15/43(15)(16)	4,706	723,210

Security	Principal Amount (000’s omitted)	Value
Series 4584, Class PM, 3.00%, 5/15/46	$1,428	$1,435,586
Series 4608, Class TV, 3.50%, 1/15/55	2,140	2,120,909
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(16)	3,955	677,513
Series 4630, Class CZ, 3.00%, 12/15/43	1,093	1,052,197
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(16)	3,207	553,605
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(16)	3,539	534,962
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(16)	4,762	741,077
Series 4676, (Interest Only), Class DI, 4.00%, 7/15/44(16)	5,759	952,378
Series 4677, Class SB, 9.729%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(15)	913	896,235
Series 4695, Class CA, 3.00%, 10/15/41	1,304	1,233,194
Series 4744, (Interest Only), Class IO, 4.00%, 11/15/47(16)	2,991	641,371
Series 4746, Class CZ, 4.00%, 11/15/47	1,473	1,451,309
Series 4749, (Interest Only), Class IL, 4.00%, 12/15/47(16)	2,487	570,570
Series 4751, Class ZC, 4.00%, 11/15/47	985	974,661

		$29,693,948

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.011%, (1 mo. USD LIBOR + 3.45%), 10/25/29(10)	$2,000	$2,188,199

		$2,188,199

Federal National Mortgage Association:
Series G-33, Class PT, 7.00%, 10/25/21	$58	$60,203
Series 1989-89, Class H, 9.00%, 11/25/19	7	6,819
Series 1991-122, Class N, 7.50%, 9/25/21	54	56,520
Series 1994-42, Class K, 6.50%, 4/25/24	231	248,398
Series 1997-38, Class N, 8.00%, 5/20/27	304	345,812
Series 2004-46, (Interest Only), Class SI, 4.439%, (6.00% - 1 mo. USD LIBOR), 5/25/34(15)(16)	1,552	187,122
Series 2005-17, (Interest Only), Class SA, 5.139%, (6.70% - 1 mo. USD LIBOR), 3/25/35(15)(16)	1,286	234,166
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(17)	1,110	957,255
Series 2006-42, (Interest Only), Class PI, 5.029%, (6.59% - 1 mo. USD LIBOR), 6/25/36(15)(16)	2,121	343,973
Series 2006-44, (Interest Only), Class IS, 5.039%, (6.60% - 1 mo. USD LIBOR), 6/25/36(15)(16)	1,693	274,630
Series 2007-50, (Interest Only), Class LS, 4.889%, (6.45% - 1 mo. USD LIBOR), 6/25/37(15)(16)	1,278	207,193
Series 2007-74, Class AC, 5.00%, 8/25/37	1,560	1,657,645
Series 2008-26, (Interest Only), Class SA, 4.639%, (6.20% - 1 mo. USD LIBOR), 4/25/38(15)(16)	1,993	295,091
Series 2008-61, (Interest Only), Class S, 4.539%, (6.10% - 1 mo. USD LIBOR), 7/25/38(15)(16)	2,897	439,969
Series 2010-99, (Interest Only), Class NS, 5.039%, (6.60% - 1 mo. USD LIBOR), 3/25/39(15)(16)	1,194	62,005
Series 2010-109, (Interest Only), Class PS, 5.039%, (6.60% - 1 mo. USD LIBOR), 10/25/40(15)(16)	3,186	518,046
Series 2010-124, (Interest Only), Class SJ, 4.489%, (6.05% - 1 mo. USD LIBOR), 11/25/38(15)(16)	1,659	119,845
Series 2010-147, (Interest Only), Class KS, 4.389%, (5.95% - 1 mo. USD LIBOR), 1/25/41(15)(16)	4,262	503,515
Series 2010-150, (Interest Only), Class GS, 5.189%, (6.75% - 1 mo. USD LIBOR), 1/25/21(15)(16)	1,502	76,824

Security	Principal Amount (000’s omitted)	Value
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(15)	$474	$512,517
Series 2012-52, (Interest Only), Class AI, 3.50%, 8/25/26(16)	3,120	208,735
Series 2012-56, (Interest Only), Class SU, 5.189%, (6.75% - 1 mo. USD LIBOR), 8/25/26(15)(16)	681	32,622
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(16)	3,391	363,495
Series 2012-103, (Interest Only), Class GS, 4.539%, (6.10% - 1 mo. USD LIBOR), 2/25/40(15)(16)	3,568	303,313
Series 2012-112, (Interest Only), Class SB, 4.589%, (6.15% - 1 mo. USD LIBOR), 9/25/40(15)(16)	4,591	653,352
Series 2012-118, (Interest Only), Class IN, 3.50%, 11/25/42(16)	4,532	890,444
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,497	1,232,890
Series 2012-150, (Interest Only), Class PS, 4.589%, (6.15% - 1 mo. USD LIBOR), 1/25/43(15)(16)	5,292	787,914
Series 2012-150, (Interest Only), Class SK, 4.589%, (6.15% - 1 mo. USD LIBOR), 1/25/43(15)(16)	2,957	425,360
Series 2013-6, Class TA, 1.50%, 1/25/43	1,528	1,474,076
Series 2013-23, (Interest Only), Class CS, 4.689%, (6.25% - 1 mo. USD LIBOR), 3/25/33(15)(16)	2,492	370,485
Series 2013-52, Class MD, 1.25%, 6/25/43	1,621	1,502,953
Series 2013-54, (Interest Only), Class HS, 4.739%, (6.30% - 1 mo. USD LIBOR), 10/25/41(15)(16)	2,098	210,352
Series 2013-99, Class CF, 2.561%, (1 mo. USD LIBOR + 1.00%), 7/25/43	437	360,884
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(16)	1,008	208,003
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(16)	2,950	476,039
Series 2014-80, (Interest Only), Class BI, 3.00%, 12/25/44(16)	4,981	764,831
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(16)	2,322	434,252
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(16)	5,293	803,082
Series 2015-17, (Interest Only), Class SA, 4.639%, (6.20% - 1 mo. USD LIBOR), 11/25/43(15)(16)	3,902	590,623
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(16)	2,767	466,882
Series 2015-57, (Interest Only), Class IO, 3.00%, 8/25/45(16)	13,085	1,967,530
Series 2015-74, Class SL, 1.432%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(15)	867	518,868
Series 2015-89, Class ZB, 3.00%, 5/25/54	375	374,974
Series 2015-93, (Interest Only), Class BS, 4.589%, (6.15% - 1 mo. USD LIBOR), 8/25/45(15)(16)	4,209	813,219
Series 2015-95, (Interest Only), Class SB, 4.439%, (6.00% - 1 mo. USD LIBOR), 1/25/46(15)(16)	3,633	596,841
Series 2017-15, Class LE, 3.00%, 6/25/46	1,873	1,864,879
Series 2017-46, (Interest Only), Class NI, 3.00%, 8/25/42(16)	3,315	476,734
Series 2017-66, Class ZJ, 3.00%, 9/25/57	1,226	1,113,098
Series 2017-96, Class Z, 3.00%, 12/25/57	1,868	1,765,972
Series 2017-110, Class Z, 3.00%, 2/25/57	1,477	1,388,760

		$30,549,010

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 7.311%, (1 mo. USD LIBOR + 5.75%), 7/25/29(10)	$730	$866,086
Series 2017-C03, Class 1B1, 6.411%, (1 mo. USD LIBOR + 4.85%), 10/25/29(10)	500	564,661
Series 2017-C03, Class 1M2, 4.561%, (1 mo. USD LIBOR + 3.00%), 10/25/29(10)	2,000	2,121,377

		$3,552,124

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$396	$335,279
Series 2013-131, Class GS, 1.932%, (3.50% - 1 mo. USD LIBOR), 6/20/43(15)	989	692,517

Security	Principal Amount (000’s omitted)	Value
Series 2017-82, Class TZ, 2.50%, 2/16/43	$257	$243,157
Series 2017-121, (Interest Only), Class DS, 2.939%, (4.50% - 1 mo. USD LIBOR), 8/20/47(15)(16)	6,152	414,631

		$1,685,584

Total Collateralized Mortgage Obligations (identified cost $70,794,316)		$67,668,865

Commercial Mortgage-Backed Securities — 6.7%
Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	$4,000	$3,318,009
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.661%, 4/15/47(8)(18)	1,425	1,277,106
Series 2014-C22, Class D, 4.559%, 9/15/47(8)(18)	1,850	1,598,929
Series 2014-C23, Class D, 3.958%, 9/15/47(8)(18)	850	732,653
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.408%, 8/15/46(8)(18)	1,850	1,823,314
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.134%, 7/15/50(8)(18)	1,500	1,323,425
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.544%, 5/10/45(8)(18)	2,000	1,994,761
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.051%, 1/10/45(8)(18)	2,000	2,134,011
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.291%, 7/15/46(8)(18)	2,000	1,681,079
Series 2015-SG1, Class C, 4.469%, 9/15/48(18)	1,399	1,351,039
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(8)(18)	1,150	980,006

Total Commercial Mortgage-Backed Securities (identified cost $18,439,000)		$18,214,332

Asset-Backed Securities — 13.1%
Security	Principal Amount (000’s omitted)	Value
Barings CLO, Ltd.
Series 2017-1A, Class E, 7.734%, (3 mo. USD LIBOR + 6.00%), 7/18/29(8)(10)	$2,000	$2,028,432
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.845%, (3 mo. USD LIBOR + 6.10%), 10/20/28(8)(10)	3,000	3,032,892
Colony American Homes
Series 2014-1A, Class C, 3.41%, (1 mo. USD LIBOR + 1.85%), 5/17/31(8)(10)	760	763,005
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.366%, (3 mo. USD LIBOR + 5.95%), 8/15/28(8)(10)	1,150	1,151,070
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(8)	100	99,976

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 7.501%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(10)	$2,000	$2,008,250
Series 2015-23A, Class ER, 7.176%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(10)	2,000	2,013,343
Highbridge Loan Management, Ltd.
Series 5A-2015, Class E, 7.11%, (3 mo. USD LIBOR + 5.35%), 1/29/26(8)(10)	1,963	1,968,336
Series 7A-2015, Class E, 7.166%, (3 mo. USD LIBOR + 5.75%), 11/15/26(8)(10)	1,250	1,250,243
Invitation Homes Trust
Series 2018-SFR1, Class C, (1 mo. USD LIBOR + 1.25%), 3/17/37(8)(10)(19)	190	190,000
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.845%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(10)	3,000	3,061,432
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class DR, 5.41%, (3 mo. USD LIBOR + 3.65%), 1/28/30(8)(10)	2,563	2,611,692
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 9.163%, (3 mo. USD LIBOR + 7.75%), 11/14/27(8)(10)	3,000	3,119,755
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.936%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(10)	4,000	4,114,169
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 7.831%, (3 mo. USD LIBOR + 6.10%), 10/17/27(8)(10)	2,000	2,012,743
Series 2015-1A, Class DR, 7.641%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(10)	2,000	2,031,256
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(8)	80	79,754
Series 2015-1A, Class B, 3.05%, 3/22/32(8)	109	108,484
Voya CLO, Ltd.
Series 2015-3A, Class D2, 7.195%, (3 mo. USD LIBOR + 5.45%), 10/20/27(8)(10)	3,000	3,018,280
Wind River CLO, Ltd.
Series 2017-1A, Class E, 8.154%, (3 mo. USD LIBOR + 6.42%), 4/18/29(8)(10)	1,050	1,075,851

Total Asset-Backed Securities (identified cost $34,309,650)		$35,738,963

U.S. Government Agency Obligations — 0.5%
Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30	$1,500	$1,501,306

Total U.S. Government Agency Obligations (identified cost $1,472,966)		$1,501,306

Common Stocks — 0.7%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(20)(21)	8,898	$280,287

		$280,287

Security	Shares		Value
Business Equipment and Services — 0.1%(7)
Education Management Corp.(4)(20)(21)		955,755	$0
RCS Capital Corp.(20)(21)		2,777	123,576

			$123,576

Electronics/Electrical — 0.0%(7)
Answers Corp.(20)(21)		5,814	$87,210

			$87,210

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(20)(21)		8,641	$2,268

			$2,268

Lodging and Casinos — 0.0%(7)
Caesars Entertainment Corp.(20)(21)		2,693	$37,567

			$37,567

Oil and Gas — 0.1%
AFG Holdings, Inc.(20)(21)		6,123	$251,043
Paragon Offshore Finance Company, Class A(20)(21)		270	324
Paragon Offshore Finance Company, Class B(20)(21)		135	4,624
Paragon Offshore, Ltd.(20)(21)		270	5,400
Samson Resources II, LLC, Class A(20)(21)		4,171	91,762

			$353,153

Publishing — 0.4%
ION Media Networks, Inc.(4)(20)(21)		1,357	$953,700
MediaNews Group, Inc.(20)(21)		3,023	48,368

			$1,002,068

Total Common Stocks (identified cost $637,751)			$1,886,129

Convertible Preferred Stocks — 0.0%

Security	Shares		Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(4)(20)(21)		1,063	$0

Total Convertible Preferred Stocks (identified cost $75,023)			$0

Short-Term Investments — 5.1%

Foreign Government Securities — 0.1%
Security	Principal Amount (000’s omitted)		Value
Greece — 0.1%
Hellenic Republic Treasury Bill, 0.00%, 2/2/18	EUR	170	$211,064

Total Greece			$211,064

Total Foreign Government Securities (identified cost $201,559)			$211,064

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/1/18(9)	$3,000	$2,996,771

Total U.S. Treasury Obligations (identified cost $2,996,990)		$2,996,771

Other — 3.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(22)	10,717,271	$10,718,343

Total Other (identified cost $10,717,338)		$10,718,343

Total Short-Term Investments (identified cost $13,915,887)		$13,926,178

Total Investments — 128.6% (identified cost $349,718,332)		$351,222,444

Other Assets, Less Liabilities — (28.6)%		$(78,011,963)

Net Assets — 100.0%		$273,210,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	The stated interest rate represents the weighted average interest rate at January 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Fixed-rate loan.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $91,197,698 or 33.4% of the Fund’s net assets.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $25,494,808 or 9.3% of the Fund’s net assets.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(16)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(17)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(18)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(19)	When-issued security. For a variable rate security, interest rate will be determined after January 31, 2018.

(20)	Non-income producing security.

(21)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(22)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $57,388.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	845,318	USD	1,046,504	Goldman Sachs International	2/1/18	$3,001	$—
EUR	1,684,922	USD	2,091,241	Goldman Sachs International	2/1/18	673	—
EUR	98,442	USD	122,181	Goldman Sachs International	2/1/18	39	—
EUR	938,046	USD	1,165,241	Goldman Sachs International	2/1/18	—	(610)
USD	1,049,167	EUR	845,318	Goldman Sachs International	2/1/18	—	(338)
USD	1,164,256	EUR	938,046	Goldman Sachs International	2/1/18	—	(375)
USD	120,564	EUR	98,442	Goldman Sachs International	2/1/18	—	(1,657)
USD	1,992,421	EUR	1,684,922	Goldman Sachs International	2/1/18	—	(99,494)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	203,201	EUR	170,000	Goldman Sachs International	2/2/18	$—	$(7,862)
USD	585,892	EUR	490,110	JPMorgan Chase Bank, N.A.	3/15/18	—	(24,238)
USD	988,949	EUR	826,110	Goldman Sachs International	3/29/18	—	(40,482)
USD	87,383	GBP	61,690	State Street Bank and Trust Company	4/30/18	—	(508)
USD	2,175,306	EUR	1,753,289	Deutsche Bank AG	6/28/18	—	(23,521)
USD	1,178,036	EUR	938,046	Goldman Sachs International	7/12/18	429	—
USD	1,058,085	EUR	845,318	Goldman Sachs International	7/12/18	—	(3,113)

						$4,142	$(202,198)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	22	Short	Mar-18	$(2,132,969)	$37,344
U.S. 10-Year Deliverable Interest Rate Swap	66	Short	Mar-18	(6,282,375)	194,441

					$231,785

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	EUR	2,339	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	$10,040
LCH.Clearnet	EUR	120	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	550
LCH.Clearnet	EUR	370	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	9/20/27	1,641
LCH.Clearnet	USD	1,200	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.50% (pays semi-annually)(1)	3/20/20	10,993
LCH.Clearnet	USD	335	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.93% (pays semi-annually)	11/3/20	4,158
LCH.Clearnet	USD	645	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	16,773
LCH.Clearnet	USD	325	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/7/22	6,791
LCH.Clearnet	USD	320	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	14,764
LCH.Clearnet	USD	1,371	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	56,451
LCH.Clearnet	USD	140	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	801
LCH.Clearnet	USD	60	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	104
LCH.Clearnet	USD	197	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	136

							$123,202

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Indonesia	ICE Clear Credit	$5,200	1.00% (pays quarterly)(1)	12/20/22	0.82%	$49,839	$12,633	$62,472

Total		$5,200				$49,839	$12,633	$62,472

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Brazil	Citibank, N.A.	$8,000	1.00% (pays quarterly)(1)	12/20/22	1.42%	$(143,348)	$367,376	$224,028
Colombia	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/22	0.89	30,222	69,983	100,205
Croatia	Nomura International PLC	5,000	1.00% (pays quarterly)(1)	12/20/21	0.63	74,947	178,681	253,628
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.79	45,452	210,614	256,066
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	1.12	(8,399)	31,183	22,784
Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.58	37,027	8,017	45,044
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.94	9,824	37,223	47,047
Mexico	BNP Paribas	5,000	1.00% (pays quarterly)(1)	12/20/22	0.97	13,367	29,526	42,893
Peru	BNP Paribas	5,000	1.00% (pays quarterly)(1)	12/20/22	0.66	83,042	(60,926)	22,116
Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.63	32,779	(4,028)	28,751
Russia	Citibank, N.A.	5,000	1.00% (pays quarterly)(1)	12/20/22	1.06	(8,768)	114,349	105,581
Russia	Goldman Sachs International	4,000	1.00% (pays quarterly)(1)	12/20/22	1.06	(7,014)	85,489	78,475
Saudi Arabia	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	0.77	23,499	(3,651)	19,848
Turkey	BNP Paribas	9,500	1.00% (pays quarterly)(1)	12/20/22	1.64	(260,761)	327,700	66,939

Total		$62,400				$(78,131)	$1,391,536	$1,313,405

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $67,600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$350,159	$(428,290)
Credit	Credit Default Swaps (Centrally Cleared)*	62,472	—

Total		$412,631	$(428,290)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$4,142	$(202,198)

Total		$4,142	$(202,198)

Interest Rate	Financial Futures Contracts*	$231,785	$—
Interest Rate	Interest Rate Swaps (Centrally Cleared)	123,202	—

Total		$354,987	$—

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans	$—	$94,060,838	$372,726	$94,433,564
Corporate Bonds & Notes	—	58,957,631	—	58,957,631
Foreign Corporate Bonds	—	604,625	—	604,625
Foreign Government Securities	—	24,494,162	—	24,494,162
Sovereign Loans	—	2,832,079	—	2,832,079
Mortgage Pass-Throughs	—	30,964,610	—	30,964,610
Collateralized Mortgage Obligations	—	67,668,865	—	67,668,865
Commercial Mortgage-Backed Securities	—	18,214,332	—	18,214,332
Asset-Backed Securities	—	35,738,963	—	35,738,963
U.S. Government Agency Obligations	—	1,501,306	—	1,501,306
Common Stocks	37,567	894,862	953,700	1,886,129
Convertible Preferred Stocks	—	—	0	0

Asset Description	Level 1	Level 2	Level 3*	Total
Short-Term Investments —
Foreign Government Securities	$—	$211,064	$—	$211,064
U.S. Treasury Obligations	—	2,996,771	—	2,996,771
Other	—	10,718,343	—	10,718,343
Total Investments	$37,567	$349,858,451	$1,326,426	$351,222,444
Forward Foreign Currency Exchange Contracts	$—	$4,142	$—	$4,142
Futures Contracts	231,785	—	—	231,785
Swap Contracts	—	523,200	—	523,200
Total	$269,352	$350,385,793	$1,326,426	$351,981,571

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(202,198)	$—	$(202,198)
Swap Contracts	—	(428,290)	—	(428,290)
Total	$—	$(630,488)	$—	$(630,488)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018